Taxes (Details) - Schedule of reconciliation of effective tax rate	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule of reconciliation of effective tax rate [Abstract]
China statutory income tax rate	25.00%	25.00%	25.00%
Preferential tax rate reduction	(10.00%)
Permanent difference	2.00%	7.00%	(26.00%)
Effective tax rate	17.00%	32.00%